ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of	As of
	February 28,	February 28,
	2021	2022

Accrued employee payroll and welfare benefits	$476,224	$322,779
Refund liabilities	205,688	61,346
Accrued operating expenses	142,558	66,214
Other taxes payable	28,143	9,635
Professional service fee payable	8,716	3,617
Interest payable	1,727	—
Others	48,227	45,870

Total	$911,283	$509,461